Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 201	$ 251
Charges	66	59
Utilization	(71)	(77)
Translation and other, net	(2)	(32)
Other provisions at end of period	194	201
Less: short-term provisions	108	107
Long-term provisions	86	94
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	43	46
Charges	63	56
Utilization	(55)	(60)
Translation and other, net	1	1
Other provisions at end of period	52	43
Less: short-term provisions	50	42
Long-term provisions	2	1
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	29	28
Charges	0	4
Utilization	(3)	(3)
Translation and other, net	(3)	0
Other provisions at end of period	23	29
Less: short-term provisions	3	4
Long-term provisions	20	25
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	129	177
Charges	3	(1)
Utilization	(13)	(14)
Translation and other, net	0	(33)
Other provisions at end of period	119	129
Less: short-term provisions	55	61
Long-term provisions	$ 64	$ 68